SECURITIES - Amortized cost and fair value of available-for-sale securities and held-to-maturity securities by contractual maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Available for sale, within one year- amortized cost	$ 6,198
Available for sale, one to five years- amortized cost	16,802
Available for sale, five to ten years- amortized cost	161,212
Available for sale, after ten years- amortized cost	23,842
Available for sale, within one year- estimated fair value	6,270
Available for sale, one to five years- estimated fair value	17,586
Available for sale, five to ten years- estimated fair value	162,453
Available for sale, after ten years- estimated fair value	25,691
Held to maturity, within one year- amortized cost	3,188
Held to maturity, one to five years- amortized cost	7,987
Held to maturity, five to ten years- amortized cost	13,617
Held to maturity, after ten years- amortized cost	6,963
Held to maturity, within one year- estimated fair value	3,208
Held to maturity, one to five years- estimated fair value	8,384
Held to maturity, five to ten years- estimated fair value	14,425
Held to maturity, after ten years- estimated fair value	7,403
Available for sale total - amortized cost	339,971	309,356
Available-for-sale total - estimated fair value	345,718	314,270
Held to maturity total - amortized cost	31,755
Held to maturity total - estimated fair value	33,420	37,275
Mortgage-backed securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Available for sale, mortgage-backed securities- amortized cost	131,917
Available for sale, mortgage-backed securities- estimated fair value	133,718
Held to maturity, mortgage-backed securities- amortized cost
Held to maturity, mortgage-backed securities- estimated fair value